Categories of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of financial assets
(1)	Financial assets by category as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Financial assets at FVTPL		Equity instruments at FVOCI	Debt instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	—	1,506,699	—	1,506,699
Financial instruments		—	—	—	1,046,897	—	1,046,897
Short-term investment securities		195,080	—	—	—	—	195,080
Long-term investment securities(*)		120,083	542,496	2,147	—	—	664,726
Accounts receivable — trade		—	—	—	2,019,933	—	2,019,933
Loans and other receivables		489,617	—	—	1,132,321	—	1,621,938
Derivative financial assets		15,586	—	—	—	39,871	55,457

	￦	820,366	542,496	2,147	5,705,850	39,871	7,110,730

(*)	The Group designated ￦ 542,496 million of equity instruments that are not held for trading as financial assets at FVOCI.

(In millions of won)
	December 31, 2017
	Financial assets at fair value through profit or loss		Available- for-sale financial assets	Loans and receivables	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	1,457,735	—	1,457,735
Financial instruments		—	—	618,002	—	618,002
Short-term investment securities		97,003	47,383	—	—	144,386
Long-term investment securities		—	887,007	—	—	887,007
Accounts receivable — trade		—	—	2,138,755	—	2,138,755
Loans and other receivables		—	—	1,962,083	—	1,962,083
Derivative financial assets		231,311	—	—	21,902	253,213

	￦	328,314	934,390	6,176,575	21,902	7,461,181

Summary of financial liabilities
(2)	Financial liabilities by category as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	381,302	—	381,302
Derivative financial liabilities		—	—	4,184	4,184
Borrowings		—	2,184,996	—	2,184,996
Debentures(*)		61,813	7,405,039	—	7,466,852
Accounts payable — other and others		—	6,762,782	—	6,762,782

	￦	61,813	16,734,119	4,184	16,800,116

(*)

Debentures classified as financial liabilities at FVTPL as of December 31, 2018 are structured bonds and they were designated as financial liabilities at FVTPL in order to eliminate a measurement inconsistency with the related derivatives.

(In millions of won)
	December 31, 2017
	Financial liabilities at fair value through profit or loss		Financial liabilities measured at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	351,711	—	351,711
Derivative financial liabilities		—	—	39,470	39,470
Borrowings		—	382,817	—	382,817
Debentures(*)		60,278	7,025,909	—	7,086,187
Accounts payable — other and others		—	4,865,519	—	4,865,519

	￦	60,278	12,625,956	39,470	12,725,704

(*)

Debentures classified as financial liabilities at fair value through profit or loss as of December 31, 2017 are structured bonds and they were designated as financial liabilities at fair value through profit or loss in order to eliminate a measurement inconsistency with the related derivatives.

Trade and other receivables [member]
Statement [LineItems]
Summary of financial assets
(1)	Details of trade and other receivables as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,268,680	(260,040)	2,008,640
Short-term loans		59,643	(549)	59,094
Accounts receivable — other(*)		1,006,183	(68,346)	937,837
Accrued income		6,232	(166)	6,066
Guarantee deposits (Other current assets)		2,714	—	2,714

		3,343,452	(329,101)	3,014,351
Non-current assets:
Long-term loans		75,860	(46,826)	29,034
Long-term accounts receivable — other(*)		274,053	—	274,053
Guarantee deposits		313,140	—	313,140
Long-term accounts receivable — trade (Other non-current assets)		11,410	(117)	11,293

		674,463	(46,943)	627,520

	￦	4,017,915	(376,044)	3,641,871

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2018 include ￦489,617 million of financial instruments classified as FVTPL.

(In millions of won)
	December 31, 2017
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,365,270	(239,263)	2,126,007
Short-term loans		63,380	(550)	62,830
Accounts receivable — other		1,336,247	(75,412)	1,260,835
Accrued income		3,979	—	3,979
Guarantee deposits (Other current assets)		3,927	—	3,927

		3,772,803	(315,225)	3,457,578
Non-current assets:
Long-term loans		97,635	(46,761)	50,874
Long-term accounts receivable — other		287,048	—	287,048
Guarantee deposits		292,590	—	292,590
Long-term accounts receivable — trade (Other non-current assets)		12,933	(185)	12,748

		690,206	(46,946)	643,260

	￦	4,463,009	(362,171)	4,100,838